Long Term Loan (Details) ¥ in Millions		12 Months Ended
	Oct. 11, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Oct. 11, 2022 CNY (¥)
Long Term Loan (Details) [Line Items]
Total interest on long-term bank loans				$ 90,074
REIT Construction [Member]
Long Term Loan (Details) [Line Items]
Line of credit facility borrowing	$ 1,100,000				¥ 8
Long term debt, description	The loan was from October 11, 2022 to October 10, 2024 and interest-free.